SHARE-BASED COMPENSATION EXPENSE	12 Months Ended
Dec. 31, 2014
SHARE-BASED COMPENSATION EXPENSE

13. SHARE-BASED COMPENSATION EXPENSE

The Company measures share-based compensation as the grant-date fair value of the award and recognizes this amount as an expense over the grant recipients’ requisite service period. The following table presents the Company’s share-based compensation expense by type of award:

	Years Ended December 31,
	2012	2013	2014
Share options	$481	$256	$85
Restricted stock units	13,833	17,639	22,878

Total share-based compensation expense	$14,314	$17,895	$22,963

On July 15, 2008, the Company adopted the 2007 Employee Share Incentive Plan (the “Plan”), which was approved by the Board of Directors. The Plan provides for the issuance of share-based awards such as share options and nonvested restricted stock units of 46,044,400 ordinary shares. On November 12, 2010, the Company’s shareholders approved an increase in the number of shares in share-based awards under the Plan to 82,044,400. The award terms generally specify the strike price of the option based on the fair market value of the ordinary shares at the date of grant. Generally the terms provide a vesting period of one to five years. The maximum term of each share option expires ten years from the grant date. Through December 31, 2014, the Company had granted 16,033,138 share options and 62,954,480 nonvested restricted stock units under the Plan.

Share options

The fair value of each share option awarded is estimated on the date of grant using the Black-Scholes option pricing model with the following significant assumptions:

	2012	2013	2014
Risk-free interest rate	0.93%	N/A	N/A
Expected life (in years)	6.00	N/A	N/A
Expected volatility	44.3%	N/A	N/A
Expected dividends	—	N/A	N/A

The weighted-average grant-date fair value of options granted for the years ended December 31, 2012 was $0.79. There was no option grant in 2013 and 2014.

The measure of expected volatility is based on the average historical volatility of the Company’s stock and that of comparable companies over a time period commensurate with the expected life of the options. The Company uses available data to estimate the timing of option exercises and employee terminations within the pricing formula. The expected term of options granted represents the period of time that options granted are expected to be outstanding. The risk-free rate for periods within the contractual life of the option is based on the U.S. Treasury note yield.

The following summarizes the Company’s share option activity for the year ended December 31, 2014:

	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term	Aggregate Intrinsic Value
Outstanding at January 1, 2014	2,443,496	$2.18	6.29 years	$6,389
Granted	—
Forfeited	—
Exercised	(1,002,696)	$2.22

Outstanding at December 31, 2014	1,440,800	$1.64	5.17 years	$3,698

Vested or expected to vest at December 31, 2014	1,440,800	$1.64	5.17 years	$3,698

Exercisable at December 31, 2014	1,040,800	$1.56	4.00 years	$2,753

The calculation of the weighted-average remaining contractual term above does not include 70,400 options granted on July 18, 2005, which do not have a stated expiration date.

The number of options exercised during 2012, 2013 and 2014 totaled 1,752,184, 2,872,112 and 1,002,696 and had an aggregate intrinsic value of $1.9 million, $3.0 million and $2.4 million, respectively.

As of December 31, 2014, the total unrecognized compensation expense related to unvested share options granted under the Plan was not material.

Nonvested Restricted Stock Units

The fair value of nonvested restricted stock units that vest solely on the basis of a service condition is based on the fair market value of the underlying ordinary shares on the date of grant.

The Company granted 9,501,144; 9,084,424 and 10,074,320 nonvested restricted stock units to certain employees, directors and officers in 2012, 2013 and 2014, respectively. These nonvested restricted stock units will vest over one to five years.

A summary of nonvested restricted stock unit activity under the Plan for the year ended December 31, 2014, is presented below:

Nonvested Restricted Stock Units	Number of Nonvested Restricted Stock Units	Weighted Average Grant-Date Fair Value
Nonvested restricted stock units at January 1, 2014	18,263,088	$2.91
Granted	10,074,320	$4.50
Forfeited	(1,088,712)	$2.72
Vested	(7,607,072)	$1.80

Nonvested restricted stock units at December 31, 2014	19,641,624	$3.12

As of December 31, 2014, there was $33.1 million of total unrecognized compensation expense related to nonvested restricted stock units under the plan, which is expected to be recognized over a weighted-average period of 2.35 years.

The total fair value of nonvested restricted stock units that vested in 2012, 2013 and 2014 was $9.0 million, $15.3 million and $13.7 million, respectively.

In December 2012, the Company issued nonvested restricted stock units to the chief executive officer that would vest in three years and would become exercisable if the average price of the Company’s stock equaled or exceeded a certain price threshold during a defined period of time. To the extent that this market condition was not met, the nonvested restricted stock units would terminate. The Company estimated the grant-date fair value using a Monte Carlo simulation with the following assumptions:

2012
Risk-free interest rate	0.14 - 0.24%
Expected volatility	36.91%
Expected dividends	—

In 2013, the Company modified the vesting schedule from vesting over three years to vesting at the end of the third year. No incremental cost was incurred in connection with this modification. The Company determined that the market condition related to the nonvested restricted stock units granted to the chief executive officer in December 2012 was met effectively in 2014, and as a result, 89,100 restricted stock units became exercisable as of December 31, 2014.

On March 6, 2013, the Company granted restricted stock units to employees with a five-year vesting term, to vest 20% in each of the next five years. As a reward for the Company’s performance of 2013, the Board of Directors approved acceleration of the vesting term of these restricted stock units granted on March 6, 2013. 40% of restricted stock, which would have vested over two years following the original vesting date, vested on December 31, 2013. Accordingly, compensation expenses of $1.7 million were recognized for the year ended December 31, 2013. No such modification occurred in 2014.